INCOME TAXES - Schedule of Income Tax (Expenses)/Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expenses:
Current	$ 691	$ 150	$ 633
Deferred		0
Income tax expenses, Net	$ 691	$ 150	$ 633